Consolidated and Combined Balance Sheets (Parenthetical) shares in Thousands	Jun. 30, 2023 $ / shares shares
Treasury shares (in shares)	840
Class A Common Stock
Common stock, par value per share (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	120,000
Common stock, shares, issued (in shares)	45,024
Class B Common Stock
Common stock, par value per share (in dollars per share) | $ / shares	$ 0.01
Common stock, shares authorized (in shares)	30,000
Common stock, shares, issued (in shares)	6,867